Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 43,104	$ 15,056
Restricted cash	730	3,445
Mortgage loans held for sale, at fair value	683,080	218,624
Servicing advances	4,177	938
Derivative assets	19,673	11,989
Mortgage servicing rights, at fair value	170,294	0
Mortgage servicing rights, at lower of amortized cost or fair value	0	42,202
Property and equipment, net	12,640	4,026
Goodwill	3,638	0
Intangible assets, net	5,434	3,590
Investment in closely held entity, at cost	440	740
Loans eligible for repurchase from GNMA	26,268	7,116
Notes receivable from stockholders	0	222
Warehouse lending receivables	12,089	0
Other assets	8,322	1,658
Total assets	989,889	309,606
Liabilities
Secured borrowings	342,393	102,675
Mortgage repurchase borrowings	223,113	100,301
Warehouse lines of credit	7,056	0
Operating lines of credit	6,499	5,131
Accounts payable and accrued expenses	37,052	18,606
Derivative liabilities	3,520	1,787
Reserve for mortgage repurchases and indemnifications	3,709	1,917
Due to related parties	608	348
Contingent earn-out liabilities	3,791	2,095
Liability for loans eligible for repurchase from GNMA	26,268	7,116
Deferred income tax liabilities, net	28,379	14,381
Total liabilities	682,388	254,357
Commitments and contingencies - Note 16
Stockholders' equity
Preferred stock, without par value, shares authorized – 25,000,000; shares issued and outstanding – 0 and 8,342,112	0	33,000
Common stock, par value $0.01, shares authorized – 100,000,000; shares issued and outstanding: 25,769,236 and 3,464,798	264	35
Treasury stock, at cost – 0 and 630,699 shares	0	(1,820)
Additional paid-in capital	263,830	3,198
Retained earnings	43,407	20,836
Total stockholders’ equity	307,501	55,249
Total liabilities and stockholders’ equity	$ 989,889	$ 309,606